RELATED PARTIES - Narrative (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 19, 2023 USD ($)	Apr. 30, 2023 USD ($)	Sep. 15, 2022 USD ($)	Dec. 31, 2024 Shares	Dec. 31, 2023 Shares
RELATED PARTIES:
Number of options to purchase shares approved | Shares				378	0
Separation Agreement
RELATED PARTIES:
Description of compensation payment		(i) five monthly payments in the gross sum of $55,000 plus VAT from May through September 2023; (ii) one monthly payment of $110,000 plus VAT in October 2023, totaling in the aggregate, $385,000 plus VAT; and (iii) other customary terms and conditions.	(i) grant Mr. Leibovitch a $2 million success bonus payable upon the Closing of the Business Combination, (ii) increase Mr. Leibovitch’s monthly fee for services provided to $100,000 per month, effective as of October 1, 2022, increase Mr. Leibovitch’s yearly bonus such that the yearly bonus shall be 2% of the incremental year-over-year growth of the shareholders’ equity in the consolidated financial statements of the Company and increase Mr. Leibovitch’s annual bonus such that the annual bonus shall be 2% of the incremental year- over-year growth of revenues in the consolidated financial statements of the Company.
Total monthly payments in gross		$ 55,000
Fist monthly payment		110,000
Aggregate total of payment		$ 385,000
Success bonus payable of business combination			$ 2,000
Services provided related party transactions			$ 100,000
Percentage of yearly bonus			2.00%
Aggregate special success bonus	$ 1,000